Intangible assets (Details 2)	12 Months Ended
Dec. 31, 2024
Customer Relationships Medicine [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	6 years
Customer Relationships Other Courses [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	4 years 6 months
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	5 years
Education Content [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	3 years
Brand names [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	2 years
Brand names [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	30 years
Developed Technology [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of intangible assets	5 years